Transamerica Aegon Core Bond VP Investment Objectives and Goals - Transamerica Aegon Core Bond VP	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica Aegon Core Bond VP
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to achieve maximum total return.